Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Current	$ 5,823	$ 4,007
Non-current	13,498	15,088
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	9,837	9,887
Amortisation of discounting impacting net finance costs	510	556
Divestment of subsidiaries and operations		(652)
Utilisation	(468)	(395)
Other movements	1	(2)
At the end of the financial year	10,468	9,837
Current	662	610
Non-current	9,806	9,227
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	6,349
Change in estimate	548	463
Exchange translation	(61)	(58)
At the end of the financial year	6,908	6,349
Closure and rehabilitation provisions [member] | Closed and contaminated sites rehabilitation asset [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	3,488
Change in estimate	112	85
Exchange translation	(11)	(47)
At the end of the financial year	$ 3,560	$ 3,488